Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Issued debt instruments
Equity-linked	$ 45,475	$ 44,721	$ 41,901
Rates-linked	15,945	15,797	16,276
Credit-linked	4,230	2,815	2,170
Fixed-rate	8,378	6,673	6,538
Commodity-linked	3,979	4,311	4,294
Other	734	656	663
of which: debt that contributes to total loss-absorbing capacity	48,546	47,172	42,073
Total debt issued designated at fair value	78,741	74,974	71,842
of which: issued by UBS AG with original maturity greater than one year	$ 64,047	$ 60,268	$ 57,750
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year	100.00%	100.00%	100.00%